STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Price Appreciation Certificates [Member]
Weighted average contractual life	2 years 3 months 14 days	2 years 6 months 3 days	3 years 4 months 6 days
Exercise price	$ 0.03	$ 0.03	$ 0.03
Weighted average exercise price	589,400,000	550,400,000	505,400,000
Aggregate intrinsic value	$ 0	$ 0	$ 0
Option Member
Stock options outstanding	49,200,000	57,890,000	57,140,000
Weighted average exercise rate	$ 0.03	$ 0.05	$ 0.05
Weighted average contract life	2 years 1 month 17 days	1 year 11 months 4 days	2 years 6 months
Stock option term	10 years
Maximum number of share issue	69,819,579
Aggregate intrinsic value	$ 0	$ 0	$ 0